Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	£ 466,913	£ 415,787
Banks [Member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	17,390	15,402
Customers [member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	449,523	400,385
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	354,912	339,115
Loans and advances [member] | Banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	10,013	9,624
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	320,582	311,739
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 24,317	£ 17,752